SHARE-BASED COMPENSATION - Long Term Incentive Plan for the Executive Directors (Details) - Long term incentive plan		12 Months Ended
	Dec. 11, 2020	Dec. 31, 2023
Share based compensation [Line Items]
Minimum retention period of shares awarded under program		5 years
Vesting period after grant date		5 years
Performance period		3 years
Minimum retention period of shares awarded under program, period after vesting date		2 years
Performance indicator, total shareholder return (in percentage)		40.00%
Performance indicator, long term strategy oriented objectives (in percentage)		60.00%
CEO
Share based compensation [Line Items]
On-target value of shares to be awarded, percentage of gross annual salary		300.00%
On-target value of shares to be awarded, percentage below the lowest quartile of US benchmark group		50.00%
Maximum value of shares that can vest under program, percentage of gross annual salary		450.00%
Minimum retention period of shares awarded under program	5 years	5 years
Vesting period after grant date	3 years
Other Executive Directors and Officers
Share based compensation [Line Items]
On-target value of shares to be awarded, percentage of gross annual salary		200.00%
Maximum value of shares that can vest under program, percentage of gross annual salary		300.00%
Other Executive Directors and Officers | Bottom of range
Share based compensation [Line Items]
On-target value of shares to be awarded, percentage below the lowest quartile of US benchmark group		20.00%
Other Executive Directors and Officers | Top of range
Share based compensation [Line Items]
On-target value of shares to be awarded, percentage below the lowest quartile of US benchmark group		30.00%